Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 2,637	€ 3,671
Defined benefit obligation	2,159	3,115
Funded Status	478	556
Other assets	617	783
Other liabilities	(139)	(227)
Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	310	427
Defined benefit obligation	400	578
Funded Status	(90)	(151)
USA
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	248	332
Defined benefit obligation	230	312
Funded Status	18	20
UK
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,277	1,968
Defined benefit obligation	750	1,236
Funded Status	527	732
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	507	606
Defined benefit obligation	475	617
Funded Status	32	(11)
Other countries
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	295	338
Defined benefit obligation	305	372
Funded Status	€ (10)	€ (34)